Share-Based Compensation - Schedule of Restricted Stock Units Award Activity (Details) - Restricted stock units (RSUs) [member] - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	2.8
Number of shares granted	0.9	1.5	1.2
Vested	(1.5)
Forfeited	(0.2)
Outstanding, ending balance	2.0	2.8
Weighted average grant date fair value, outstanding beginning balance	$ 51.44
Weighted average grant date fair value per share	79.31	$ 58.80	$ 59.73
Weighted average grant date fair value, vested	49.56
Weighted average grant date fair value, forfeited	56.09
Weighted average grant date fair value, outstanding ending balance	$ 64.88	$ 51.44